Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions	Acquisitions
We acquired assets in development in 2018, 2017, and 2016 which are further discussed in this note below in Asset Acquisitions. Upon acquisition, the acquired IPR&D charges related to these products were immediately expensed because the products had no alternative future use. For the years ended December 31, 2018, 2017, and 2016, we recorded acquired IPR&D charges of $1.98 billion, $1.11 billion, and $30.0 million, respectively. The acquired IPR&D charges in 2018 were primarily related to the acquisition of ARMO Biosciences, Inc. (ARMO). Substantially all of the value of ARMO was related to pegilodecakin, its only significant asset.
Acquisition of a Business
Subsequent Event - Loxo Oncology, Inc. (Loxo) Acquisition
Overview of transaction
On February 15, 2019, we acquired Loxo for a purchase price of $235 per share, or approximately $8 billion. Under the terms of the agreement, we acquired a pipeline of highly selective potential medicines for patients with genomically defined cancers. Loxo's pipeline includes LOXO-292, an oral RET inhibitor being studied across multiple tumor types, which recently was granted Breakthrough Therapy designation by the U.S. Food and Drug Administration. The accounting impact of this acquisition and the results of the operations for Loxo will be included in our consolidated financial statements beginning in the first quarter of 2019.
Assets Acquired and Liabilities Assumed
The initial accounting for this acquisition is incomplete. Significant, relevant information needed to complete the initial accounting is not available because the valuation of assets acquired and liabilities assumed is not complete. As a result, determining these values is not practicable and we are unable to disclose these values or provide other related disclosures at this time.

Asset Acquisitions
The following table and narrative summarize our asset acquisitions during 2018, 2017, and 2016.

Counterparty	Compound(s),Therapy, or Asset	Acquisition Month	Phase of Development(1)	Acquired IPR&D Expense
Sigilon Therapeutics	Encapsulated cell therapies for the potential treatment of type 1 diabetes	April 2018	Pre-clinical	$66.9
AurKa Pharma, Inc.	AK-01, an Aurora kinase A inhibitor	June 2018	Phase I	81.8
ARMO	Cancer therapy - pegilodecakin	June 2018	Phase III	1,475.8
Anima Biotech	Translation inhibitors for selected neuroscience targets	July 2018	Pre-clinical	30.0
SIGA Technologies, Inc.	Priority Review Voucher	October 2018	Not applicable	80.0
Chugai Pharmaceutical Company	OWL833, an oral non-peptidic GLP-1 receptor agonist	October 2018	Pre-clinical	50.0
NextCure, Inc.	Immuno-oncology cancer therapies	November 2018	Pre-clinical	28.1
Dicerna Pharmaceuticals	Cardio-metabolic disease, neurodegeneration, and pain	December 2018	Pre-clinical	148.7
Hydra Biosciences	TRPA1 antagonists program for the potential treatment of chronic pain syndromes	December 2018	Pre-clinical	22.6

CoLucid Pharmaceuticals, Inc. (CoLucid)	Oral therapy for the acute treatment of migraine - lasmiditan	March 2017	Phase III	857.6
KeyBioscience AG	Multiple molecules for treatment of metabolic disorders	July 2017	Phase II	55.0
Nektar Therapeutics	Immunological therapy - NKTR-358	August 2017	Phase I	150.0
CureVac AG	Cancer vaccines	November 2017	Pre-clinical	50.0

AstraZeneca	Antibody selective for amyloid-beta 42 (Aβ42) - MEDI1814	December 2016	Phase I	30.0
(1) The phase of development presented is as of the date of the arrangement and represents the phase of development of the most advanced asset acquired, where applicable.
In connection with these arrangements, our partners may be entitled to future royalties and/or commercial milestones based on sales should products be approved for commercialization and/or milestones based on the successful progress of compounds through the development process.
Subsequent Event - AC Immune SA
In January 2019, we entered into a license and collaboration agreement with AC Immune SA for the discovery and development of tau aggregation inhibitor small molecules for the potential treatment of Alzheimer's disease and other neurodegenerative diseases. Under terms of the agreement, we paid an upfront fee of CHF80.0 million and we will pay $50.0 million in exchange for a note, convertible to equity at a premium. As a result of this transaction, we will record an acquired IPR&D expense of $96.9 million in the first quarter of 2019.